SCHEDULE OF REMUNERATION TO SENIOR MANAGEMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Magic Town Investments Limited	$ 1,341	$ 10,439	$ 1,255	$ 9,748	$ 21,939
Salaries and other short term employee benefits	1,093
Payments to defined contribution pension schemes	9
Total	1,102
Fund SPC and Its Subsidiaries [Member] | Fixed Income Interest Rate [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	1	5
Golden Harvest Trust Limited [Member] | Fixed Income Interest Rate [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	51	389
Mr Ting Kin Cheung [Member] | Fixed Income Interest Rate [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	2	17		452		416
Magic Town Investments Limited [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	15	120
Securities Brokerage Commission Income [Member] | Fund SPC and Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited		245		421		466
Securities Brokerage Commission Income [Member] | Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	31
Securities Brokerage Commission Income [Member] | Mr.Cheung [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	5	40		89
Securities Brokerage Commission Income [Member] | Golden Harvest Trust Limited [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	22	165
Securities Brokerage Handling Fee [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	49	378		349	$ 261
Securities Brokerage Handling Fee [Member] | Fund SPC and Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited		56
Securities Brokerage Handling Fee [Member] | Golden Harvest Trust Limited [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	7
Asset Management Services [Member] | Fund SPC and Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited		$ 595		$ 1,350		$ 1,003
Asset Management Services [Member] | Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	$ 76